Debt - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term borrowings	$ 39.5	$ 38.2
Weighted-average interest rates (as a percent)	11.10%	17.80%